Revenue Contract costs, assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability	$ 32.7		$ 32.7		$ 32.4
Contract with customer, liability, revenue recognized	$ 36.0	$ 23.3	$ 32.4	$ 26.4